Gain from Settlement Agreement and Sale of Oil and Gas Properties (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) well
Gain Contingencies [Line Items]
Gain on sale of oil and gas property					$ 125,774	$ 0
Gain (loss) on disposition of oil and gas and timber property	$ 0	$ 0	$ 0	$ 64,824	153,624	637,248
Gain from legal settlement					0	637,248
Trilogy Operating, Inc. v. Aurora Energy Partners
Gain Contingencies [Line Items]
Gain (loss) on disposition of oil and gas and timber property					64,824	$ 64,824
Trilogy Operating, Inc. v. Aurora Energy Partners | Settlement Agreement and Release
Gain Contingencies [Line Items]
Number of obligation wells | well						4
Gain from legal settlement					637,248
Howard County, TX
Gain Contingencies [Line Items]
Gain on sale of oil and gas property					$ 88,800